THE ADVISORS' INNER CIRCLE FUND

                   WESTWOOD LARGECAP VALUE FUND (THE "FUND")

                        SUPPLEMENT DATED APRIL 26, 2013
                                     TO THE
           A CLASS SHARES PROSPECTUS, INSTITUTIONAL SHARES PROSPECTUS
                         (TOGETHER, THE "PROSPECTUSES")
                                      AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),
                            EACH DATED MARCH 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.


EFFECTIVE APRIL 1, 2013, VARUN V. SINGH BECAME A PORTFOLIO MANAGER OF THE FUND AND JAY SINGHANIA AND TODD WILLIAMS CEASED SERVING AS PORTFOLIO MANAGERS OF THE FUND. ACCORDINGLY, THE PROSPECTUSES AND SAI ARE SUPPLEMENTED AS FOLLOWS:

     1. The references to Messrs. Singhania and Williams are deleted from the subsection entitled "Portfolio Managers" on page 6 of each of the Prospectuses, and the following is added at the end of the subsection:

Dr. Varun V. Singh, PhD, CFA, Vice President and Research Analyst, has managed the Fund since April 1, 2013.

     2. The fourth paragraph under the subsection entitled "Portfolio Managers" on page 50 of the A Class Shares Prospectus and page 76 of the Institutional Shares Prospectus is deleted and replaced with the following:

Dr. Varun V. Singh, PhD, CFA, has served as Vice President and Research Analyst for the Adviser since February 2012. He has served on the portfolio team for the Westwood LargeCap Value Fund since April 2013. Prior to joining the Adviser, Dr. Singh served as Vice President and equity analyst at Wellington Management Company, LLP from 2005 to 2012. From 2003 to 2005 Dr. Singh worked at Robert W. Baird & Co. as an equity analyst.

Dr. Singh is a member of the CFA Institute and the Boston Security Analyst Society. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Dr. Singh has more than 10 years of investment experience.

     3. The fifth sentence of the fifth paragraph under the subsection entitled "Portfolio Managers" on page 50 of the A Class Shares Prospectus and page 76 of the Institutional Class Shares Prospectus is deleted.

     4. The reference to Mr. Singhania in the chart under the subsection entitled "Fund Shares Owned by Portfolio Managers" on page S-27 of the SAI is deleted and replaced with the following:

--------------------------------------------------------------------------------
NAME                               DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
Varun V. Singh                     None (Westwood LargeCap Value Fund,
                                   Institutional Shares)(2)
--------------------------------------------------------------------------------

(2)  Valuation date is March 31, 2013.

     5. The reference to the dollar range of Institutional Shares of the Westwood LargeCap Value Fund owned by Mr. Williams in the chart under the subsection entitled "Fund Shares Owned by Portfolio Managers" on page S-28 of the SAI is deleted.

     6. The second sentence of the first paragraph of the subsection entitled "Other Accounts" on page S-29 of the SAI is deleted and replaced with the following:

     The information below is provided as of October 31, 2012 unless otherwise noted.

     7. The reference to Mr. Singhania in the chart under the subsection entitled "Other Accounts" on page S-29 of the SAI is deleted and replaced with the following:



------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
               NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
NAME           ACCOUNTS           ($ MILLIONS)          ACCOUNTS           ($ MILLIONS)          ACCOUNTS           ($ MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Varun V. Singh    0                    $0                  0                    $0                   4                  $0.5(3)
------------------------------------------------------------------------------------------------------------------------------------


(3)  Provided as of March 31, 2013.


     7. Footnote 3 to chart under the subsection entitled "Other Accounts" on page S-29 of the SAI is renumbered as footnote 4.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 WHG-SK-033-0100